UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21566

Name of Fund: BlackRock Floating Rate Income Trust (BGT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating

Rate Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2015

Date of reporting period: 07/31/2015

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2015 (Unaudited)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Construction & Engineering — 0.1%
USI United Subcontractors		8,067	$250,092
Diversified Consumer Services — 0.4%
Cengage Thomson Learning		19,588	541,941
Houghton Mifflin Harcourt Co. (a)		32,847	858,292

			1,400,233
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (a)		6,155	—
Total Common Stocks — 0.5%			1,650,325

Asset-Backed Securities		Par (000)
ALM Loan Funding (b)(c):
Series 2012-5A, Class BR, 3.26%, 10/18/27	USD	560	556,192
Series 2013-7R2A, Class B, 2.89%, 4/24/24		350	342,557
Series 2013-7RA, Class C, 3.74%, 4/24/24		630	614,442
Series 2013-7RA, Class D, 5.29%, 4/24/24		550	535,012
ALM XIV Ltd., Series 2014-14A, Class C, 3.74%, 7/28/26 (b)(c)		713	688,891
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class B, 3.16%, 7/15/27 (b)(c)		880	874,192
Apidos CDO XI, Series 2012-11A, Class D, 4.54%, 1/17/23 (b)(c)		500	500,080
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 3.98%, 10/15/26 (b)(c)		525	508,093
Atrium CDO Corp., Series 9A, Class D, 3.79%, 2/28/24 (b)(c)		500	486,321
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, 3.23%, 7/18/27 (b)(c)		405	398,520
Carlyle Global Market Strategies CLO Ltd. (b)(c):
Series 2012-4A, Class D, 4.79%, 1/20/25		450	450,392
Series 2013-1A, Class C, 4.31%, 2/14/25		250	249,340
Series 2014-5A, Class C, 4.44%, 10/16/25		1,250	1,251,419
Cent CLO 22 Ltd., Series 2014-22A, Class C, 4.06%, 11/07/26 (b)(c)		750	734,100
Asset-Backed Securities		Par (000)	Value
CIFC Funding 2014-II Ltd., Series 2014-2A, Class A3L, 3.13%, 5/24/26 (b)(c)	USD	275	$270,046
LCM XVIII LP, Series 18A, Class INC, 0.00%, 4/20/27 (b)(c)		1,500	1,320,000
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.79%, 10/23/25 (b)(c)		250	242,855
North End CLO Ltd., Series 2013-1A, Class D, 3.79%, 7/17/25 (b)(c)		500	479,850
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.48%, 10/25/25 (b)(c)		750	706,289
OZLM Funding Ltd. (b)(c):
Series 2012-1A, Class BR, 3.29%, 7/22/27		275	275,000
Series 2012-2A, Class C, 4.65%, 10/30/23		500	501,275
OZLM VIII Ltd., Series 2014-8A, Class B, 3.29%, 10/17/26 (b)(c)		280	278,640
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 1.65%, 1/21/26 (b)(c)		390	388,377
Symphony CLO Ltd., Series 2012-9A, Class D, 4.54%, 4/16/22 (b)(c)		775	776,606
Treman Park CLO LLC, Series 2015-1A, Class D, 4.12%, 4/20/27 (b)(c)		700	687,750
Venture XXI CLO Ltd., Series 2015-21A, Class A, 1.77%, 7/15/27 (b)(c)		400	399,600
Voya CLO Ltd., Series 2014-4A, Class SUB, 4.28%, 10/14/26 (c)		1,000	813,612

			15,329,451
Total Asset-Backed Securities — 4.5%			15,329,451

Corporate Bonds
Airlines — 0.6%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (c)		592	610,646

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015	1

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Airlines (concluded)
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18	USD	1,585	$1,596,888

			2,207,534
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17		410	414,305
Capital Markets — 0.5%
Blackstone CQP Holdco LP, 9.30%, 3/18/19		595	594,892
E*Trade Financial Corp., 0.00%, 8/31/19 (c)(d)(e)		439	1,207,887

			1,802,779
Commercial Services & Supplies — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.03%, 12/01/17 (b)		179	179,447
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (c)		357	359,952

			539,399
Communications Equipment — 0.1%
Avaya, Inc., 7.00%, 4/01/19 (c)		232	223,880
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.29%, 12/15/19 (b)(c)		700	690,539
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.:
3.91%, 1/15/18 (b)		607	613,070
6.13%, 1/15/21		337	353,429

			966,499
Energy Equipment & Services — 0.1%
MEG Energy Corp., 7.00%, 3/31/24 (c)		525	481,688
Health Care Equipment & Supplies — 0.1%
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (c)		190	195,225
Health Care Providers & Services — 0.8%
Care UK Health & Social Care PLC, 5.58%, 7/15/19 (b)	GBP	482	730,134
Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
Tenet Healthcare Corp., 3.79%, 6/15/20 (b)(c)	USD	1,845	$1,898,044

			2,628,178
Household Durables — 0.0%
Berkline/Benchcraft LLC, 4.50%, 11/03/15 (a)(f)		400	—
Media — 0.5%
Altice Financing SA, 6.63%, 2/15/23 (c)		335	345,050
Altice US Finance I Corp., 5.38%, 7/15/23 (c)		745	748,725
Numericable Group SA, 6.00%, 5/15/22 (c)		512	520,960

			1,614,735
Metals & Mining — 0.0%
Novelis, Inc., 8.38%, 12/15/17		155	160,425
Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp., 5.50%, 9/15/21		1,100	907,500
CONSOL Energy, Inc., 5.88%, 4/15/22		380	295,212

			1,202,712
Pharmaceuticals — 0.5%
Valeant Pharmaceuticals International, Inc. (c):
5.38%, 3/15/20		860	883,650
5.88%, 5/15/23		515	535,548
6.13%, 4/15/25		285	297,825

			1,717,023
Wireless Telecommunication Services — 0.2%
Sprint Communications, Inc., 7.00%, 3/01/20 (c)		730	777,450
Total Corporate Bonds — 4.5%			15,622,371

Floating Rate Loan Interests (b)
Aerospace & Defense — 1.3%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21		1,689	1,702,794
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		1,134	1,133,906
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		725	744,938

2	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Aerospace & Defense (concluded)
Transdigm, Inc.:
2015 Term Loan E, 3.50%, 5/14/22	USD	507	$504,195
Term Loan D, 3.75%, 6/04/21		520	518,804

			4,604,637
Air Freight & Logistics — 0.4%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		423	387,335
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		440	403,357
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		69	63,178
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		607	556,355

			1,410,225
Airlines — 0.4%
Northwest Airlines, Inc.:
2.25%, 3/10/17		316	308,890
1.63%, 9/10/18		337	322,279
1.64%, 9/10/18		170	163,094
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		686	684,113

			1,478,376
Auto Components — 3.3%
Autoparts Holdings Ltd.:
1st Lien Term Loan, 7.00%, 7/29/17		1,506	1,440,922
2nd Lien Term Loan, 11.00%, 1/29/18		546	502,320
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		958	959,072
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		891	879,594
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		5,379	5,348,258
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 3.75%, 4/30/19		936	939,811
GPX International Tire Corp., Term Loan (a)(f):
PIK, 13.00%, 3/30/2012		4	—
12.25%, 3/31/2012		274	—
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		1,088	1,095,269
Floating Rate Loan Interests (b)		Par (000)	Value
Auto Components (concluded)
UCI International, Inc., Term Loan B, 5.50%, 7/26/17	USD	142	$140,917

			11,306,163
Automobiles — 0.4%
Chrysler Group LLC, Term Loan B:
2018, 3.25%, 12/31/18		499	497,531
3.50%, 5/24/17		856	855,899

			1,353,430
Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		867	867,883
2nd Lien Term Loan, 8.25%, 6/03/21		182	182,225

			1,050,108
Building Products — 3.9%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		841	838,931
CPG International, Inc., Term Loan, 4.75%, 9/30/20		3,396	3,374,536
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		884	867,241
Hanson Building Products Ltd., 1st Lien Term Loan, 6.50%, 2/18/22		409	409,337
Interline Brands, Inc., 2021 Term Loan, 4.00%, 3/17/21		592	591,134
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		1,866	1,874,170
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		612	606,636
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,046	1,045,550
Universal Services of America LP:
2015 2nd Lien Delayed Draw Term Loan, 9.00%, 7/13/23		24	24,063
2015 2nd Lien Term Loan, 9.50%, 7/13/23		371	368,962
2015 Delayed Draw Term Loan, 5.00%, 7/13/22		99	98,359
2015 Term Loan, 4.75%, 7/13/22		1,403	1,394,914
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		507	505,058

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015	3

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Building Products (concluded)
Wilsonart LLC (concluded):
Term Loan B, 4.00%, 10/31/19	USD	1,516	$1,509,501

			13,508,392
Capital Markets — 0.9%
Affinion Group, Inc., Term Loan B, 6.75%, 4/30/18		797	754,922
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		486	484,732
RPI Finance Trust, Term Loan B4, 3.50%, 11/09/20		2,032	2,034,926

			3,274,580
Chemicals — 4.4%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		587	586,980
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		305	304,555
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		1,183	1,181,140
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		71	70,796
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 2/07/22		720	728,100
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		69	68,486
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 12/02/19		145	142,400
2nd Lien Term Loan, 8.25%, 6/02/20		295	277,289
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		904	847,949
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		429	428,574
Klockner-Pentaplast of America, Inc., Term Loan, 5.00%, 4/28/20		445	446,215
Kronos Worldwide, Inc., 2015 Term Loan, 4.00%, 2/18/20		306	304,212
MacDermid, Inc.:
1st Lien Term Loan, 4.50%, 6/07/20		1,717	1,722,520
Term Loan B2, 4.75%, 6/07/20		457	458,718
Minerals Technologies Inc., 2015 Term Loan B, 3.75%, 5/09/21		937	941,043
Floating Rate Loan Interests (b)		Par (000)	Value
Chemicals (concluded)
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17	USD	842	$830,983
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		845	793,244
Term Loan B2, 4.25%, 1/15/20		1,405	1,368,980
Royal Holdings, Inc.:
2015 1st Lien Term Loan, 4.50%, 6/19/22		695	697,175
2015 2nd Lien Term Loan, 8.50%, 6/19/23		285	284,763
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		938	932,341
2nd Lien Term Loan, 7.75%, 7/31/22		1,055	1,020,385
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		338	337,150
The Chemours Company Co., Term Loan B, 3.75%, 5/22/22		517	496,370

			15,270,368
Commercial Services & Supplies — 6.6%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		1,833	1,824,495
ARAMARK Corp.:
Term Loan E, 3.25%, 9/07/19		1,698	1,696,787
Term Loan F, 3.25%, 2/24/21		526	525,085
Asurion LLC, Term Loan B4, 5.00%, 7/22/22		790	789,257
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		2,290	2,190,044
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		2,031	2,038,120
Connolly Corp.:
1st Lien Term Loan, 4.50%, 5/14/21		1,841	1,846,079
2nd Lien Term Loan, 8.00%, 5/14/22		900	904,500
Creative Artists Agency LLC, Term Loan B, 5.50%, 12/17/21		637	643,646
Dealer Tire LLC, Term Loan B, 5.50%, 12/22/21		547	550,670
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		818	818,007
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		1,436	1,425,215

4	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (concluded)
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19	USD	804	$789,537
PSSI Holdings LLC, Term Loan B, 5.00%, 12/02/21		1,000	1,004,975
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		3,363	3,359,479
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		501	502,121
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/27/20		560	561,920
West Corp., Term Loan B10, 3.25%, 6/30/18		1,405	1,400,821

			22,870,758
Communications Equipment — 2.4%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		869	869,710
2nd Lien Term Loan, 7.50%, 1/24/22		230	230,504
Avaya, Inc., Term Loan B7, 6.25%, 5/29/20		1,730	1,642,832
CommScope, Inc., Term Loan B5, 3.75%, 12/29/22		560	560,700
Riverbed Technology, Inc., Term Loan B, 6.00%, 4/24/22		369	373,135
Telesat Canada, Term Loan A, 4.09%, 3/24/17	CAD	2,344	1,787,774
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 3.75%, 5/06/21	USD	2,715	2,708,294

			8,172,949
Construction & Engineering — 0.4%
AECOM Technology Corp., Term Loan B, 3.75%, 10/15/21		479	479,890
Centaur Acquisition LLC, 2nd Lien Term Loan, 8.75%, 2/20/20		745	751,832

			1,231,722
Construction Materials — 1.6%
Filtration Group Corp., 1st Lien Term Loan, 4.25%, 11/21/20		858	858,498
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		3,998	3,996,054
Headwaters, Inc., Term Loan B, 4.50%, 3/24/22		450	451,905
Floating Rate Loan Interests (b)		Par (000)	Value
Construction Materials (concluded)
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19	USD	267	$262,304

			5,568,761
Containers & Packaging — 0.6%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		763	762,024
BWAY Holding Co., Inc., Term Loan B, 5.50%, 8/14/20		911	913,077
Rexam PLC, 1st Lien Term Loan, 4.25%, 5/02/21		470	470,692

			2,145,793
Distributors — 0.6%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		1,255	1,250,181
American Tire Distributors Holdings, Inc., 2015 Term Loan, 5.25%, 9/01/21		948	954,732

			2,204,913
Diversified Consumer Services — 2.8%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		1,744	1,739,982
2nd Lien Term Loan, 8.00%, 8/13/21		864	863,040
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.25%, 1/30/20		318	319,062
Term Loan B, 3.75%, 1/30/20		1,467	1,468,285
CT Technologies Intermediate Holdings, Inc., 1st Lien Term Loan, 5.25%, 12/01/21		463	464,239
Iglo Foods Midco Ltd., Term Loan C1, 3.75%, 7/05/20	EUR	606	666,060
ROC Finance LLC, Term Loan, 5.00%, 6/20/19	USD	648	632,239
ServiceMaster Co., 2014 Term Loan B, 4.25%, 7/01/21		3,250	3,253,821
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		259	134,976

			9,541,704
Diversified Financial Services — 3.9%
AlixPartners LLP, 2015 Term Loan B, 4.50%, 7/15/22		580	581,207

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015	5

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Financial Services (concluded)
AssuredPartners Capital, Inc., 1st Lien Term Loan, 5.00%, 3/31/21	USD	1,625	$1,624,546
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		597	597,746
Jefferies Finance LLC, Term Loan, 4.50%, 5/01/20		1,700	1,691,500
Onex Wizard US Acquisition, Inc., Term Loan, 4.25%, 3/13/22		1,267	1,269,118
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.50%, 12/01/18		3,899	3,919,154
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,118	1,120,362
SIG Euro Holdings AG & Co. KG, 2013 Term Loan, 4.50%, 12/02/18	EUR	878	965,583
TransFirst, Inc.:
2014 2nd Lien Term Loan, 9.00%, 11/12/22	USD	521	521,676
Incremental Term Loan B, 4.75%, 11/12/21		1,102	1,103,546

			13,394,438
Diversified Telecommunication Services — 3.9%
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		689	690,941
GCI Holdings, Inc., Term Loan B, 4.75%, 2/02/22		1,466	1,468,774
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,430	1,433,045
Integra Telecom, Inc.:
2015 1st Lien Term Loan, 5.25%, 8/14/20		1,392	1,397,031
2nd Lien Term Loan, 9.75%, 2/21/20		459	455,622
Level 3 Financing, Inc.:
2013 Term Loan B, 4.00%, 1/15/20		4,685	4,695,260
2019 Term Loan, 4.00%, 8/01/19		902	904,074
Virgin Media Investment Holdings Ltd., Term Loan F, 3.50%, 6/30/23		2,405	2,396,426

			13,441,173
Electrical Equipment — 0.7%
Southwire Co., Term Loan, 3.00%, 2/10/21		607	603,517
Floating Rate Loan Interests (b)		Par (000)	Value
Electrical Equipment (concluded)
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16	USD	1,203	$1,207,004
Extended Term Loan, 4.67%, 10/10/17 (a)(f)		1,050	535,500

			2,346,021
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC, Term Loan, 3.25%, 4/29/20		997	993,026
Energy Equipment & Services — 1.6%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		2,533	2,536,737
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		209	203,658
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		2,939	2,862,670

			5,603,065
Food & Staples Retailing — 1.0%
New Albertson’s, Inc., Term Loan, 4.75%, 6/27/21		893	894,929
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		540	544,725
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		1,069	1,072,591
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		1,025	1,026,903

			3,539,148
Food Products — 3.2%
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		511	503,237
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		1,808	1,809,491
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		1,548	1,551,053
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		1,312	1,315,029
New HB Acquisition LLC:
1st Lien Term Loan, 4.50%, 7/17/22		1,015	1,017,111
2nd Lien Term Loan, 8.50%, 7/28/23		210	210,525
Pabst Brewing Co., Inc., Term Loan, 5.75%, 10/21/21		1,157	1,158,991

6	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Food Products (concluded)
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19	USD	1,006	$1,007,863
Pinnacle Foods Finance LLC, Term Loan G, 3.00%, 4/29/20		995	991,567
Post Holdings Inc., Series A Incremental Term Loan, 3.75%, 6/02/21		2	1,565
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		982	864,413
2nd Lien Term Loan, 10.75%, 11/01/19		725	554,625

			10,985,470
Health Care Equipment & Supplies — 3.9%
Alere, Inc., 2015 Term Loan B, 4.25%, 6/18/22		780	782,925
Auris Luxembourg III Sarl, Term Loan B4, 4.25%, 1/17/22		644	645,187
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		943	941,483
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		1,920	1,921,440
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		1,661	1,664,587
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		1,695	1,697,258
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		1,401	1,402,331
Millennium Health LLC, Term Loan B, 5.25%, 4/16/21		921	370,128
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		1,930	1,894,999
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		1,683	1,670,167
Sage Products Holdings III LLC, Refinancing Term Loan B2, 4.25%, 12/13/19		495	496,127

			13,486,632
Health Care Providers & Services — 8.2%
Acadia Healthcare Co., Inc., Term Loan B, 4.25%, 2/11/22		293	295,213
Air Medical Group Holdings, Inc., Term Loan B, 4.50%, 4/06/22		795	788,640
Amedisys, Inc., 2nd Lien Term Loan, 8.50%, 6/25/20		900	877,500
Amsurg Corp., 1st Lien Term Loan B, 3.75%, 7/16/21		1,784	1,786,462
Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Providers & Services (concluded)
Ardent Medical Services, Inc., Term Loan, 7.50%, 7/02/18	USD	643	$643,014
Aspen Dental Management, Inc., 2015 Term Loan B, 5.50%, 4/30/22		525	530,906
CHG Healthcare Services, Inc., Term Loan, 4.25%, 11/19/19		1,535	1,536,441
Community Health Systems, Inc.:
Term Loan F, 3.53%, 12/31/18		983	985,265
Term Loan G, 3.75%, 12/31/19		1,487	1,488,825
Term Loan H, 4.00%, 1/27/21		2,737	2,746,925
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/07/22		948	954,732
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		5,876	5,882,995
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		904	904,521
Genesis HealthCare Corp., Term Loan B, 10.00%, 12/04/17		527	536,195
HC Group Holdings III, Inc., Term Loan B, 6.00%, 4/07/22		449	453,066
HCA, Inc., Term Loan B5, 2.94%, 3/31/17		851	851,147
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		1,180	1,170,098
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		762	762,033
Sterigenics-Nordion Holdings LLC, Term Loan B, 4.25%, 5/15/22		1,885	1,885,000
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		1,198	1,200,700
Surgical Care Affiliates, Inc., Term Loan B, 4.25%, 3/17/22		1,420	1,419,567
U.S. Renal Care, Inc., 2013 Term Loan, 4.25%, 7/03/19		532	532,291

			28,231,536
Health Care Technology — 1.0%
Emdeon Business Services LLC, Term Loan B3, 3.75%, 12/02/18		199	197,920
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		1,985	1,978,047

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015	7

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Technology (concluded)
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19	USD	1,120	$1,117,050

			3,293,017
Hotels, Restaurants & Leisure — 11.1%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		506	504,991
2nd Lien Term Loan, 8.00%, 8/01/22		3,285	3,314,565
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		1,408	1,412,881
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,772	1,727,995
Burger King Newco Unlimited Liability Co., 2015 Term Loan B, 3.75%, 12/12/21		2,904	2,910,646
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		3,653	3,411,102
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		948	950,292
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		1,088	1,091,432
Eldorado Resorts LLC, Term Loan B, 4.25%, 7/13/22		550	551,034
ESH Hospitality, Inc., Term Loan, 5.00%, 6/24/19		580	590,515
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		1,617	1,618,293
Intrawest ULC, Term Loan, 4.75%, 12/09/20		773	777,733
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		4,801	4,806,886
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		1,721	1,717,146
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		2,143	2,133,601
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		872	871,873
RHP Hotel Properties LP, Term Loan B, 3.50%, 1/15/21		782	783,320
Sabre, Inc.:
Incremental Term Loan, 4.00%, 2/19/19		305	305,717
Term Loan B, 4.00%, 2/19/19		1,406	1,409,435
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		2,029	2,037,041
Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20	USD	3,216	$3,221,335
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 5.75%, 9/02/21		2,035	2,039,292

			38,187,125
Household Durables — 0.3%
Jarden Corp., 2015 Term Loan B2, 2.94%, 7/27/22		965	963,794
Household Products — 1.1%
Bass Pro Group, LLC, 2015 Term Loan, 4.00%, 6/05/20		1,673	1,675,496
Spectrum Brands, Inc., Term Loan, 3.75%, 6/09/22		1,946	1,951,296

			3,626,792
Independent Power and Renewable Electricity Producers — 2.3%
Aria Energy Operating LLC, Term Loan, 5.00%, 5/12/22		895	897,238
Calpine Corp., Term Loan B5, 3.50%, 5/27/22		870	867,581
Energy Future Intermediate Holding Co. LLC, DIP Term Loan, 4.25%, 6/19/16		3,237	3,252,178
Granite Acquisition, Inc.:
Term Loan B, 5.00%, 12/19/21		1,893	1,899,182
Term Loan C, 5.00%, 12/19/21		84	83,984
Terra-Gen Finance Co. LLC, Term Loan B, 5.25%, 12/09/21		1,005	1,007,462

			8,007,625
Industrial Conglomerates — 0.2%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		770	677,121
Insurance — 1.7%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		1,095	1,095,070
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20		619	624,058
Cooper Gay Swett & Crawford of Delaware Holding Corp., 1st Lien Term Loan, 5.00%, 4/16/20		973	885,435
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,160	1,148,709

8	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Insurance (concluded)
Sedgwick Claims Management Services, Inc. (concluded):
2nd Lien Term Loan, 6.75%, 2/28/22	USD	1,230	$1,213,087
York Risk Services Holding Corp., Term Loan B, 4.75%, 10/01/21		785	755,963

			5,722,322
Internet Software & Services — 1.9%
Dealertrack Technologies, Inc., Term Loan B, 3.50%, 2/28/21		1,163	1,160,431
Go Daddy Operating Co. LLC, Term Loan B, 4.25%, 5/13/21		1,559	1,565,097
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		3,410	3,422,325
W3 Co., 2nd Lien Term Loan, 9.25%, 9/11/20		419	333,765

			6,481,618
IT Services — 4.0%
Blue Coat Holdings Inc., 2015 Term Loan, 4.50%, 5/20/22		1,295	1,295,544
Epicor Software Corp., 1st Lien Term Loan, 4.75%, 6/01/22		1,740	1,736,520
First Data Corp.:
2018 Extended Term Loan, 3.69%, 3/24/18		7,645	7,620,934
2018 Term Loan, 3.69%, 9/24/18		730	727,781
InfoGroup, Inc., Term Loan, 7.50%, 5/26/18		314	298,915
SunGard Data Systems, Inc.:
Term Loan C, 3.94%, 2/28/17		925	924,427
Term Loan E, 4.00%, 3/08/20		170	169,980
Vantiv LLC, 2014 Term Loan B, 3.75%, 6/13/21		1,046	1,049,496

			13,823,597
Leisure Products — 0.3%
Bauer Performance Sports Ltd., Term Loan B, 4.00%, 4/15/21		977	975,465
Machinery — 2.5%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		286	286,364
Refinancing Term Loan, 4.25%, 12/10/18		863	863,526
Allison Transmission, Inc., Term Loan B3, 3.50%, 8/23/19		733	735,119
Floating Rate Loan Interests (b)		Par (000)	Value
Machinery (concluded)
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20	USD	695	$697,771
Term Loan B3, 4.25%, 8/30/20		209	210,075
Infiltrator Systems, Inc., 2015 Term Loan, 5.25%, 5/27/22		929	932,777
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		498	498,744
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,486	1,485,559
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		2,133	2,039,218
Wabash National Corp., 2015 Term Loan B, 4.25%, 3/16/22		696	695,756

			8,444,909
Manufacture Goods — 0.1%
KP Germany Erste GmbH, 1st Lien Term Loan, 5.00%, 4/22/20		190	190,690
Media — 11.4%
Altice Financing SA, Term Loan:
Delayed Draw, 5.50%, 7/02/19		1,068	1,082,967
5.25%, 2/04/22		425	428,719
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 7.00%, 3/31/20		2,574	2,580,368
Term Loan, 0.00%, 7/03/2015 (a)(f)		1,296	—
Charter Communications Operating LLC:
Term Loan H, 3.25%, 7/21/22		650	649,818
Term Loan I, 3.50%, 1/20/23		3,970	3,978,694
Clear Channel Communications, Inc., Term Loan D, 6.94%, 1/30/19		3,932	3,608,017
Gray Television, Inc., 2014 Term Loan B, 3.75%, 6/10/21		677	677,900
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		1,021	1,016,144
Houghton Mifflin Harcourt Publishing Company, 2015 Term Loan B, 4.00%, 5/11/22		1,459	1,455,324
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		1,207	1,192,790

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015	9

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Media (concluded)
Liberty Cablevision of Puerto Rico LLC, 1st Lien Term Loan, 4.50%, 1/07/22	USD	840	$822,503
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/16/20		300	299,662
MCC Iowa LLC:
Term Loan I, 2.66%, 6/30/17		663	659,983
Term Loan J, 3.75%, 6/30/21		322	321,248
Media General, Inc., Term Loan B, 4.00%, 7/31/20		1,144	1,149,239
Mediacom Communications Corp., Term Loan F, 2.66%, 3/31/18		504	500,795
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		1,350	1,352,379
Term Loan B2, 4.50%, 5/21/20		1,168	1,169,993
SBA Senior Finance II LLC:
Incremental Term Loan B, 3.25%, 6/01/22		905	898,593
Term Loan B1, 3.25%, 3/24/21		1,812	1,799,815
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		122	121,643
Tribune Media Co., Term Loan, 3.75%, 12/27/20		2,245	2,248,091
TWCC Holding Corp., Extended Term Loan, 5.75%, 2/13/20		998	986,278
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		3,330	3,326,847
Virgin Media Investment Holdings Ltd., Term Loan E, 4.25%, 6/30/23	GBP	1,105	1,720,637
WideOpenWest Finance LLC, 2015 Term Loan B, 4.50%, 4/01/19	USD	2,172	2,170,874
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		1,108	1,101,159
Term Loan B2A, 3.50%, 1/15/22		719	714,349
Term Loan B3, 3.50%, 1/15/22		1,182	1,174,848

			39,209,677
Metals & Mining — 1.1%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		265	198,087
Novelis, Inc., 2015 Term Loan B, 4.00%, 6/02/22		2,855	2,853,104
Floating Rate Loan Interests (b)		Par (000)	Value
Metals & Mining (concluded)
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17	USD	805	$804,656

			3,855,847
Multiline Retail — 1.6%
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		2,239	2,240,223
2nd Lien Term Loan, 8.50%, 3/26/20		375	377,677
Dollar Tree, Inc., Term Loan B1, 3.50%, 7/06/22		1,229	1,231,014
The Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		1,625	1,617,121

			5,466,035
Oil, Gas & Consumable Fuels — 3.5%
CITGO Holding Inc., 2015 Term Loan B, 9.50%, 5/12/18		1,234	1,237,662
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		1,355	1,048,111
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		1,170	1,144,412
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		545	548,919
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		129	128,610
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		66	33,146
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		865	860,675
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		285	280,725
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,095	1,078,082
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		161	141,941
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		1,213	1,204,468
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		574	546,925
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/28/22		844	841,786
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		974	979,068

10	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Veresen Midstream Limited Partnership, Term Loan B1, 4.53%, 3/31/22	USD	1,022	$1,028,511
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		1,034	1,033,609

			12,136,650
Personal Products — 0.2%
Prestige Brands, Inc., Term Loan B3, 3.51%, 9/03/21		807	807,802
Pharmaceuticals — 8.7%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		1,355	1,356,456
Amneal Pharmaceuticals LLC, Term Loan, 5.00%, 11/01/19		1,031	1,032,691
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		507	503,674
Concordia Healthcare Corp., Term Loan B, 4.75%, 4/21/22		775	777,906
Endo Luxembourg Finance Co. I Sarl:
2014 Term Loan B, 3.25%, 3/01/21		711	714,377
2015 Term Loan B, 3.75%, 6/11/22		2,760	2,770,736
Bridge Term Loan, 3.25%, 6/11/16		3,190	3,190,000
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.19%, 2/27/21		2,599	2,605,422
Horizon Pharma Holdings USA, Inc., Term Loan B, 4.50%, 4/22/21		1,361	1,366,596
JLL/Delta Dutch Newco BV, Term Loan, 4.25%, 3/11/21		2,139	2,129,626
Mallinckrodt International Finance SA:
Incremental Term Loan B1, 3.50%, 3/19/21		873	872,859
Term Loan B, 3.25%, 3/19/21		1,402	1,399,137
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		2,258	2,255,579
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		2,917	2,913,941
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.50%, 12/11/19		975	976,125
Series D2 Term Loan B, 3.50%, 2/13/19		943	943,816
Floating Rate Loan Interests (b)		Par (000)	Value
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc. (concluded):
Series E Term Loan B, 3.50%, 8/05/20	USD	1,158	$1,158,154
Term Loan B F1, 4.00%, 4/01/22		3,061	3,070,296

			30,037,391
Professional Services — 3.9%
Acosta Holdco, Inc.:
2014 Term Loan, 4.25%, 9/26/21		831	829,438
2015 Term Loan, 4.25%, 9/26/21		239	239,000
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		1,305	1,297,682
2014 2nd Lien Term Loan, 7.50%, 7/25/22		465	460,583
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		1,248	1,244,001
Intertrust Group Holding BV:
2nd Lien Term Loan, 8.00%, 9/06/22		625	624,612
Term Loan B4, 4.24%, 4/16/21	EUR	988	1,087,877
ON Assignment, Inc., 2015 Term Loan, 3.75%, 5/19/22	USD	822	823,252
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,073	1,072,513
Sterling Infosystems, Inc., 1st Lien Term Loan B, 4.50%, 6/20/22		1,365	1,363,867
TransUnion LLC, Term Loan B2, 3.75%, 4/09/21		3,332	3,310,986
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,022	1,016,982

			13,370,793
Real Estate Management & Development — 1.6%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		1,396	1,398,624
DTZ US Borrower LLC, 1st Lien Term Loan, 5.50%, 11/04/21		1,310	1,305,380
Realogy Corp.:
Extended Letter of Credit, 0.03%, 10/10/16		109	107,778

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015	11

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Real Estate Management & Development (concluded)
Realogy Corp. (concluded):
Term Loan B, 3.75%, 3/05/20	USD	2,862	$2,865,688

			5,677,470
Road & Rail — 1.4%
Coyote Logistics LLC, Term Loan, 6.25%, 3/26/22		750	750,000
PODS LLC, 1st Lien Term Loan, 5.25%, 2/02/22		648	651,617
Quality Distribution, Inc., 1st Lien Term Loan, 5.25%, 7/20/22		780	776,100
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		1,229	1,204,849
2nd Lien Term Loan, 7.75%, 9/21/21		600	561,000
The Hertz Corp., Term Loan B2, 3.00%, 3/11/18		881	879,516

			4,823,082
Semiconductors & Semiconductor Equipment — 1.8%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		2,859	2,861,434
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		2,156	2,158,754
Term Loan B5, 5.00%, 1/15/21		427	429,054
NXP BV, Term Loan D, 3.25%, 1/11/20		855	852,852

			6,302,094
Software — 4.5%
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		400	398,000
Term Loan B, 4.25%, 11/01/19		1,033	1,027,045
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		2,229	2,211,695
Informatica Corp., Term Loan, 4.50%, 5/29/22		2,215	2,213,702
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		538	482,548
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		1,088	1,121,043
Initial Incremental Term Loan, 4.50%, 10/30/19		896	896,033
Floating Rate Loan Interests (b)		Par (000)	Value
Software (concluded)
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20	USD	1,327	$1,327,370
2nd Lien Term Loan, 8.50%, 10/11/21		1,000	996,500
Sophia LP, 2014 Term Loan B, 4.00%, 7/19/18		1,932	1,933,275
SS&C Technologies Inc.:
2015 Term Loan B1, 4.00%, 7/08/22		2,216	2,231,518
2015 Term Loan B2, 4.00%, 7/08/22		365	367,833
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20		195	194,707

			15,401,269
Specialty Retail — 4.3%
Academy Ltd., 2015 Term Loan B, 5.00%, 7/01/22		1,095	1,099,259
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		798	803,954
General Nutrition Centers, Inc., Term Loan, 3.25%, 3/04/19		1,562	1,549,379
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		1,215	1,215,062
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		1,767	1,773,035
Term Loan B, 3.75%, 1/28/20		892	892,580
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		2,603	2,600,097
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		1,814	1,814,779
PetSmart, Inc., Term Loan B, 4.25%, 3/11/22		2,229	2,236,390
Things Remembered, Inc., Term Loan B, 8.25%, 5/24/18		901	652,909

			14,637,444
Technology Hardware, Storage & Peripherals — 0.7%
Dell International LLC:
Term Loan B2, 4.00%, 4/29/20		866	865,176
Term Loan C, 3.75%, 10/29/18		925	924,950

12	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Technology Hardware, Storage & Peripherals (concluded)
Linxens France SA, Term Loan, 5.00%, 7/27/22	USD	480	$478,800

			2,268,926
Textiles, Apparel & Luxury Goods — 0.8%
ABG Intermediate Holdings 2 LLC, 1st Lien Term Loan, 5.50%, 5/27/21		465	464,185
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		1,391	1,193,898
Polymer Group, Inc., 1st Lien Term Loan, 5.25%, 12/19/19		1,012	1,017,687

			2,675,770
Thrifts & Mortgage Finance — 0.3%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		1,175	1,178,917
Transportation Infrastructure — 0.2%
Penn Products Terminals LLC, Term Loan B, 4.75%, 4/13/22		693	698,217
Wireless Telecommunication Services — 2.0%
Communications Sales & Leasing, Inc., Term Loan B, 5.00%, 10/24/22		595	576,222
Crown Castle Operating Co., Term Loan B2, 3.00%, 1/31/21		1,202	1,197,326
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		1,597	1,588,422
New Lightsquared LLC, Exit Term Loan, 9.75%, 6/15/20		3,500	3,403,750

			6,765,720
Total Floating Rate Loan Interests — 131.5%			452,720,567

Non-Agency Mortgage-Backed Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 4.60%, 11/05/30 (b)(c)		813	822,877
Investment Companies		Shares	Value
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		34	$473
Eaton Vance Senior Income Trust		8,925	55,603
Total Investment Companies — 0.0%			56,076

Other Interests (g)		Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp. Escrow	USD	500,000	4,375
Construction Materials — 0.1%
USI Senior Holdings		8,067	169,417
Total Other Interests — 0.1%			173,792

Warrants (h)		Shares
Chemicals — 0.0%
British Vita Holdings Co. (Non-Expiring)		166	—
Software — 0.0%
Bankruptcy Management Solutions, Inc.:
(Expires 07/01/18)		181	—
(Expires 07/01/19)		195	—
(Expires 07/01/20)		292	—
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		1,501	17,871

			17,871
Total Warrants — 0.0%			17,871
Total Long-Term Investments (Cost — $488,762,508) — 141.3%			486,393,330

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.08% (i)(j)		2,062	$2,062
Total Short-Term Securities (Cost — $2,062) — 0.0%			2,062

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015	13

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT) (Percentages shown are based on Net Assets)

Value
Options Purchased (Cost — $25,422) — 0.0%	—
Total Investments (Cost — $488,789,992*) — 141.3%	$486,395,392
Liabilities in Excess of Other Assets — (41.3)%	(142,165,581)
Net Assets — 100.0%	$344,229,811

*	As of July 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$489,882,640

Gross unrealized appreciation	$3,884,938
Gross unrealized depreciation	(7,372,186)

Net unrealized depreciation	$(3,487,248)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Zero-coupon bond.

(e)	Convertible security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(h)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(i)	During the period ended July 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2014	Net Activity	Shares Held at July 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,630,534	(2,628,472)	2,062	$287

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

CAD	Canadian Dollar
CLO	Collateralized Loan Obligation
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
PIK	Payment-In-Kind
USD	U.S. Dollar

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Forward Foreign Currency Contracts :

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,498,553	CAD	1,935,000	Westpac Banking Corp.	10/20/15	$19,726
USD	2,216,189	EUR	2,008,000	UBS AG	10/20/15	8,493
USD	2,049,022	GBP	1,317,000	HSBC Bank PLC	10/20/15	(6,599)
Total						$21,620

14	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

•	OTC Options Purchased:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD 942.86	12/14/19	26	—

•	Centrally Cleared Credit Default Swaps – Sold Protection:

Issuer	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]	Unrealized Appreciation
Dow Jones CDX North America High Yield Index, Series 24, Version 2	5.00%	Chicago Merchantile Exchange	6/20/20	B	USD 1,782	$9,803
[1] Using Standard & Poor’s rating of the underlying securities of the index.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of July 31, 2015

•

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015	15

Schedule of Investments (continued)	BlackRock Floating Rate Income Trust (BGT)

As of July 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$9,604,247	$5,725,204	$15,329,451
Common Stocks	$858,292	541,941	250,092	1,650,325
Corporate Bonds	—	15,027,479	594,892	15,622,371
Floating Rate Loan Interests	—	416,240,640	36,479,927	452,720,567
Investment Companies	56,076	—	—	56,076
Non-Agency Mortgage-Backed Securities	—	822,877	—	822,877
Other Interests	—	—	173,792	173,792
Warrants	—	—	17,871	17,871
Short-Term Securities	2,062	—	—	2,062

Total	$916,430	$442,237,184	$43,241,778	$486,395,392

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$9,803	—	$9,803
Foreign currency exchange contracts	—	28,219	—	28,219
Liabilities:
Foreign currency exchange contracts	—	(6,599)	—	(6,599)

Total	—	$31,423	—	$31,423

[1]    Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,882,409	—	—	$2,882,409
Cash pledged for centrally cleared swaps	100,000			100,000
Foreign currency at value	17,289	—	—	17,289
Liabilities:
Bank borrowings payable	—	$(126,000,000)	—	(126,000,000)

Total	$2,999,698	$(126,000,000)	—	$(123,000,302)

During the period ended July 31, 2015, there were no transfers between Level 1 and Level 2.

16	BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015

Schedule of Investments (concluded)	BlackRock Floating Rate Income Trust (BGT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total
Assets:
Opening Balance, as of October 31, 2014	$715,650	$153,282	$560,826	$37,080,633	$4,375	$1,214	$38,515,980
Transfers into Level 3[1]	466,391	—	—	9,535,087	—	8,274	10,009,752
Transfers out of Level 3[2]	—	—	—	(17,846,293)	—	—	(17,846,293)
Accrued discounts/premiums	8,423	—	(479)	41,289	—	—	49,233
Net realized gain (loss)	—	—	—	(1,917,361)	—	(4,686)	(1,922,047)
Net change in unrealized appreciation (depreciation)[3]	51,105	96,810	(5,074)	1,477,589	169,417	16,434	1,806,281
Purchases	4,483,635	—	39,619	19,144,616	—	—	23,667,870
Sales	—	—	—	(11,035,633)		(3,365)	(11,038,998)

Closing Balance, end of period July 31, 2015	$5,725,204	$250,092	$594,892	$36,479,927	$173,792	$17,871	$43,241,778

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2015[3]	$51,105	$96,810	$(5,074)	$(430,934)	$169,417	$9,597	$(109,079)

[1]    As of October 31, 2014, the Trust used observable inputs in determining the value of certain investments. As of July 31, 2015, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $10,009,752 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]    As of October 31, 2014, the Trust used significant unobservable inputs in determining the value of certain investments. As of July 31, 2015, the Trust used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $17,846,293 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FLOATING RATE INCOME TRUST	JULY 31, 2015	17

Item 2	–	Controls and Procedures

2(a) –		The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –		There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: September 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: September 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: September 22, 2015